Anchen Acquisition (Anchen Acquisition [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Anchen Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition Disclosure
Anchen Acquisition:
On November 17, 2011, through Par Pharmaceutical, Inc., our wholly-owned subsidiary, we completed our acquisition of Anchen Incorporated and its subsidiary Anchen Pharmaceuticals, Inc. (collectively referred to as “Anchen”) for $412,753 thousand in aggregate consideration (the “Anchen Acquisition”), subject to post-closing adjustment. During the second quarter of 2012, we collected $3,786 thousand as a result of post-closing adjustments with the former Anchen securityholders and adjusted goodwill associated with the Anchen Acquisition. The purchase price allocation was final at that time. All of the assets acquired and liabilities assumed as part of the Anchen Acquisition were revalued as part of the Merger. Refer to Note 2, “Sky Growth Merger.”
Anchen was a privately-held generic pharmaceutical company until our acquisition. Anchen broadened our industry expertise (e.g., R&D and manufacturing capabilities) and product pipeline.
The Anchen Acquisition was accounted for as a business purchase combination using the acquisition method of accounting under the provisions of ASC No. 805, “Business Combinations,” (“ASC 805”). The acquisition method of accounting uses the fair value concept defined in ASC 820, “Fair Value Measurements and Disclosures.” ASC 805 requires, among other things, that most assets acquired and liabilities assumed in a business purchase combination be recognized at their fair values as of the Anchen Acquisition date and that the fair value of acquired in-process research and development (“IPR&D”) be recorded on the balance sheet regardless of the likelihood of success of the related product or technology as of the completion of the Anchen Acquisition. The process for estimating the fair values of IPR&D, identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, timing and probability of success to complete in-process projects and projecting regulatory approvals. Under ASC 805, transaction costs are not included as a component of consideration transferred and were expensed as incurred.

Anchen Acquisition:
On November 17, 2011, through Par Pharmaceutical, Inc., our wholly-owned subsidiary, we completed our acquisition of Anchen Incorporated and its subsidiary Anchen Pharmaceuticals, Inc. (collectively referred to as “Anchen”) for $412,753 thousand in aggregate consideration (the “Anchen Acquisition”), subject to post-closing adjustment. During the second quarter of 2012, we collected $3,786 thousand as a result of post-closing adjustments with the former Anchen securityholders and adjusted goodwill associated with the Anchen Acquisition. The purchase price allocation was final at that time. All of the assets acquired and liabilities assumed as part of the Anchen Acquisition were revalued as part of the Merger. Refer to Note 2.
Pursuant to the Agreement and Plan of Merger, dated as of August 23, 2011, as amended (the “Merger Agreement”), among Par Pharmaceutical, Inc. and Admiral Acquisition Corp. (“Merger Sub”), a wholly owned subsidiary of Par Pharmaceutical, Inc., on the one hand, and Anchen and Chih-Ming Chen, Ph.D. (“Dr. Chen”), as securityholders’ representative, on the other hand, Merger Sub was merged with and into Anchen, with Anchen surviving as a wholly owned subsidiary of Par Pharmaceutical, Inc. (the “Merger”).  In connection with the consummation of the Merger, Par Pharmaceutical, Inc., Anchen, Dr. Chen and Merger Sub entered into an Agreement and Amendment to Merger Agreement, dated November 17, 2011 (the “Amendment”), in which the parties agreed to modify certain pre-Merger covenants and the timing and manner of payment of certain severance and other benefit obligations.  The Amendment also reflects the parties’ agreement as to the source and manner of payment of certain expenses in connection with paying agent services.
Anchen was a privately-held generic pharmaceutical company until our acquisition. Anchen broadens our industry expertise (e.g., R&D and manufacturing capabilities) and product pipeline, with 29 ANDAs filed and four key commercialized products. The operating results of Anchen from November 17, 2011 to December 31, 2011 are included in the accompanying Consolidated Statements of Operations, reflecting total revenues of $12,932 thousand and a loss from continuing operations of $3,642 thousand. The Consolidated Balance Sheet as of December 31, 2011 reflects the Anchen Acquisition, including goodwill, which represents the Anchen workforce’s expertise in R&D and manufacturing.
The Anchen Acquisition has been accounted for as a business purchase combination using the acquisition method of accounting under the provisions of ASC No. 805, “Business Combinations,” (“ASC 805”). The acquisition method of accounting uses the fair value concept defined in ASC 820, “Fair Value Measurements and Disclosures.” ASC 805 requires, among other things, that most assets acquired and liabilities assumed in a business purchase combination be recognized at their fair values as of the Anchen Acquisition date and that the fair value of acquired in-process research and development (“IPR&D”) be recorded on the balance sheet regardless of the likelihood of success of the related product or technology as of the completion of the Anchen Acquisition. The process for estimating the fair values of IPR&D, identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, timing and probability of success to complete in-process projects and projecting regulatory approvals. Under ASC 805, transaction costs are not included as a component of consideration transferred and were expensed as incurred. The Anchen Acquisition related transaction costs expensed for the year ended December 31, 2011 totaled $8,264 thousand and were included in operating expenses as selling, general and administrative on the Consolidated Statements of Operations. The Anchen Acquisition related transaction costs for the year ended December 31, 2011 were comprised of investment bank fees ($5,013 thousand), accounting fees ($1,628 thousand), legal fees ($1,348 thousand), and other fees ($275 thousand). The excess of the purchase price (consideration transferred) over the estimated amounts of identifiable assets and liabilities of Anchen as of the effective date of the acquisition was allocated to goodwill in accordance with ASC 805. The purchase price allocation is subject to completion of our analysis of the fair value of the assets and liabilities of Anchen as of the effective date of the Anchen Acquisition. Accordingly, the purchase price allocation below is preliminary and may be adjusted upon completion of the final valuation. These adjustments could be material. The final valuation is expected to be completed as soon as practicable but no later than one year from the consummation of the acquisition on November 17, 2011. The establishment of the fair value of the consideration for an acquisition, and the allocation to identifiable tangible and intangible assets and liabilities requires the extensive use of accounting estimates and management judgment. We believe the fair values assigned to the assets acquired and liabilities assumed are based on reasonable estimates and assumptions based on data currently available.
Consideration Transferred
The acquisition-date fair value of the consideration transferred consisted of the following items ($ in thousands):

Amount
Cash paid for equity	$410,000
Cash paid to settle benefit liabilities for two former Anchen executives	2,000
Cash paid for estimated net working capital	753

Total cash consideration	$412,753

 Fair Value Estimate of Assets Acquired and Liabilities Assumed
The purchase price of Anchen has been allocated on a preliminary basis to the following assets and liabilities ($ in thousands):

As of November 17, 2011
Cash and cash equivalents	$1,352
Accounts receivable, net	15,086
Inventories	21,479
Prepaid expenses and other current assets	1,500
Deferred income taxes	19,588
Income taxes receivable	10,621
Property, plant and equipment	27,642
Intangible assets	220,800
Other long-term assets, net	1,626
Total identifiable assets	319,694
Current payable to former Anchen securityholders	20,620
Accounts payable	7,701
Payables due to distribution agreement partners	785
Accrued expenses and other current liabilities	8,517
Deferred tax liabilities	86,054
Other long-term liabilities	2,967
Total liabilities assumed	126,644
Net identifiable assets acquired	193,050
Goodwill	219,703
Net assets acquired	$412,753

None of the goodwill identified above and recorded on the Consolidated Balance Sheet as of December 31, 2011 will be deductible for income tax purposes.
Supplemental Pro forma Information (unaudited)
The following unaudited pro forma information for the year ended December 31, 2011, and the year ended December 31, 2010 assumes the Anchen Acquisition occurred as of January 1, 2010. The pro forma information is not necessarily indicative either of the combined results of operations that actually would have been realized had the Anchen Acquisition been consummated during the periods for which pro forma information is presented, or is it intended to be a projection of future results or trends.

	Year ended	Year ended
(In thousands, except per share data)	December 31, 2011	December 31, 2010
Total revenues	$1,041,988	$1,089,697
(Loss) income from continuing operations	$(44,680)	$56,250

These amounts have been calculated after adjusting for the additional expense that would have been recorded assuming the fair value adjustments to finite-lived intangible assets ($94,100 thousand) and inventory ($9,200 thousand) had been applied on January 1, 2010, and the debt incurred as a result of the Anchen Acquisition (initially $350,000 thousand) had been outstanding since January 1, 2010, together with the consequential tax effects.
Pro forma loss from continuing operations for the year ended December 31, 2011 was adjusted to exclude $25,396 thousand of Anchen Acquisition related costs incurred in 2011 by Anchen and us with the consequential tax effects. These costs were primarily investment bank fees, accounting fees, and legal fees. Pro forma loss from continuing operations for the year ended December 31, 2010 was adjusted to include the Anchen Acquisition related costs with the consequential tax effects.